Employee Benefit Plans	12 Months Ended
Dec. 31, 2013
Disclosure Employee Benefit Plans Additional Information [Abstract]
Employee Benefit Plans

NOTE 15 – EMPLOYEE BENEFIT PLANS

The Company maintains defined contribution retirement plans covering employees who meet certain minimum eligibility requirements. Benefits are determined as a percentage of a participant’s contributions and generally are vested based upon length of service. Retirement plan expense was $1.1 million for 2013, $4.0 million for 2012 and $5.4 million for 2011. Amounts equal to retirement plan expense are funded annually.